10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of exploration expenses [Line Items]
Total exploration expenses		$ 9	$ 1
Geological and geophysical expenses [member]
Disclosure of exploration expenses [Line Items]
Total exploration expenses		4
Decrease in unproductive wells [member]
Disclosure of exploration expenses [Line Items]
Total exploration expenses		$ 5	$ 1